Interests in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	$ 19,630	$ 18,982
Fair value	8,718	10,054
The Saudi British Bank
Disclosure of associates [line items]
Carrying amount	4,139	4,370
Fair value	$ 3,644	$ 5,550